Document and Entity Information	12 Months Ended
Sep. 30, 2016
Document and Entity Information
Entity Registrant Name	BRT REALTY TRUST
Entity Central Index Key	0000014846
Document Type	S-4
Document Period End Date	Sep. 30, 2016
Amendment Flag	false
Entity Filer Category	Accelerated Filer